Distribution Date:	07/10/26	COMM 2014-CCRE16 Mortgage Trust
Determination Date:	07/06/26
Next Distribution Date:	08/12/26
Record Date:	06/30/26	Commercial Mortgage Pass-Through Certificates
Series 2014-CCRE16

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	3		Lainie Kaye		cmbs.requests@db.com
Certificate Interest Reconciliation Detail	4		1 Columbus Circle | New York, NY 10019 | United States
		Master Servicer	KeyBank National Association
Exchangeable Certificate Detail	5
			www.key.com/key2cre		Surveillance_Inquiries@KeyBank.com
Additional Information	6
			11501 Outlook Street, Suite 300 | Overland Park , KS 66211 | United States
Bond / Collateral Reconciliation - Cash Flows	7	Special Servicer	LNR Partners, LLC
Bond / Collateral Reconciliation - Balances	8		Heather Bennett and Arne Shulkin		hbennett@starwood.com; ashulkin@lnrpartners.com;
Current Mortgage Loan and Property Stratification	9-13				lnr.cmbs.notices@lnrproperty.com
			2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Mortgage Loan Detail (Part 1)	14
		Operating Advisor	Park Bridge Lender Services LLC
Mortgage Loan Detail (Part 2)	15
			David Rodgers	(212) 230-9025
Principal Prepayment Detail	16		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Historical Detail	17	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Delinquency Loan Detail	18		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Collateral Stratification and Historical Detail	19				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 1	20		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 2	21	Controlling Class	Cytium Investment Management
		Representative
Modified Loan Detail	22		-
Historical Liquidated Loan Detail	23
Historical Bond / Collateral Loss Reconciliation Detail	24
Interest Shortfall Detail - Collateral Level	25
Supplemental Notes	26

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 26

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	12591VAA9	1.445000%	54,127,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12591VAB7	3.042000%	144,926,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	12591VAC5	3.653000%	74,206,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	12591VAD3	3.775000%	190,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	12591VAE1	4.051000%	281,426,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-M	12591VAG6	4.278000%	74,468,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	23.00%
B	12591VAH4	4.582000%	58,513,000.00	5,701,009.25	5,701,009.25	21,768.35	0.00	0.00	5,722,777.60	0.00	0.00%	17.50%
C	12591VAK7	4.729007%	47,872,000.00	47,872,000.00	7,213,527.87	188,655.86	0.00	0.00	7,402,183.73	40,658,472.13	70.40%	13.00%
D	12591VAQ4	4.729007%	54,521,000.00	54,521,000.00	0.00	214,858.50	0.00	0.00	214,858.50	54,521,000.00	30.70%	7.88%
E	12591VAS0	3.220000%	25,266,000.00	25,266,000.00	0.00	248,012.02	0.00	0.00	248,012.02	25,266,000.00	12.30%	5.50%
F*	12591VAU5	3.220000%	10,639,000.00	10,639,000.00	0.00	0.00	0.00	0.00	0.00	10,639,000.00	4.56%	4.50%
G	12591VAW1	3.220000%	47,872,908.00	6,256,277.71	0.00	0.00	0.00	0.00	0.00	6,256,277.71	0.00%	0.00%
LR	12591VBA8	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12591VAY7	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,063,836,910.00	150,255,286.96	12,914,537.12	673,294.73	0.00	0.00	13,587,831.85	137,340,749.84

X-A	12591VAF8	4.729007%	819,153,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B	12591VAL5	0.007753%	160,906,000.00	108,094,009.25	0.00	698.41	0.00	0.00	698.41	95,179,472.13
X-C	12591VAN1	1.509007%	25,266,000.00	25,266,000.00	0.00	31,772.14	0.00	0.00	31,772.14	25,266,000.00
X-D	12591VBC4	1.509007%	58,511,908.00	16,895,277.71	0.00	21,245.91	0.00	0.00	21,245.91	16,895,277.71
Notional SubTotal			1,063,836,908.00	150,255,286.96	0.00	53,716.46	0.00	0.00	53,716.46	137,340,749.84

Deal Distribution Total					12,914,537.12	727,011.19	0.00	0.00	13,641,548.31

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 26

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12591VAA9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12591VAB7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	12591VAC5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	12591VAD3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	12591VAE1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-M	12591VAG6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B	12591VAH4	97.43149813	97.43149813	0.37202587	0.00000000	0.00000000	0.00000000	0.00000000	97.80352400	0.00000000
C	12591VAK7	1,000.00000000	150.68365370	3.94083932	0.00000000	0.00000000	0.00000000	0.00000000	154.62449302	849.31634630
D	12591VAQ4	1,000.00000000	0.00000000	3.94083931	0.00000000	0.00000000	0.00000000	0.00000000	3.94083931	1,000.00000000
E	12591VAS0	1,000.00000000	0.00000000	9.81603815	(7.13270482)	38.68325418	0.00000000	0.00000000	9.81603815	1,000.00000000
F	12591VAU5	1,000.00000000	0.00000000	0.00000000	2.68333302	72.42339600	0.00000000	0.00000000	0.00000000	1,000.00000000
G	12591VAW1	130.68514054	0.00000000	0.00000000	0.35067182	44.51878043	0.00000000	0.00000000	0.00000000	130.68514054
LR	12591VBA8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12591VAY7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12591VAF8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
X-B	12591VAL5	671.78358327	0.00000000	0.00434048	0.00000000	0.00000000	0.00000000	0.00000000	0.00434048	591.52220632
X-C	12591VAN1	1,000.00000000	0.00000000	1.25750574	0.00000000	0.00000000	0.00000000	0.00000000	1.25750574	1,000.00000000
X-D	12591VBC4	288.74938944	0.00000000	0.36310404	0.00000000	0.00000000	0.00000000	0.00000000	0.36310404	288.74938944

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 26

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-M	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B	06/01/26 - 06/30/26	30	0.00	21,768.35	0.00	21,768.35	0.00	0.00	0.00	21,768.35	0.00
C	06/01/26 - 06/30/26	30	0.00	188,655.86	0.00	188,655.86	0.00	0.00	0.00	188,655.86	0.00
D	06/01/26 - 06/30/26	30	0.00	214,858.50	0.00	214,858.50	0.00	0.00	0.00	214,858.50	0.00
E	06/01/26 - 06/30/26	30	1,157,586.02	67,797.10	0.00	67,797.10	(180,214.92)	0.00	0.00	248,012.02	977,371.10
F	06/01/26 - 06/30/26	30	741,964.53	28,547.98	0.00	28,547.98	28,547.98	0.00	0.00	0.00	770,512.51
G	06/01/26 - 06/30/26	30	2,114,455.80	16,787.68	0.00	16,787.68	16,787.68	0.00	0.00	0.00	2,131,243.48
X-A	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B	06/01/26 - 06/30/26	30	0.00	698.41	0.00	698.41	0.00	0.00	0.00	698.41	0.00
X-C	06/01/26 - 06/30/26	30	0.00	31,772.14	0.00	31,772.14	0.00	0.00	0.00	31,772.14	0.00
X-D	06/01/26 - 06/30/26	30	0.00	21,245.91	0.00	21,245.91	0.00	0.00	0.00	21,245.91	0.00
Totals			4,014,006.35	592,131.93	0.00	592,131.93	(134,879.26)	0.00	0.00	727,011.19	3,879,127.09

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 26

				Exchangeable Certificate Detail
			Original
		Pass-Through	Exchangeable				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-M (Cert)	12591VAG6	N/A	74,468,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-M (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	12591VAH4	4.582000%	58,513,000.00	5,701,009.25	5,701,009.25	21,768.35	0.00	0.00	5,722,777.60	0.00
B (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	12591VAK7	4.729007%	47,872,000.00	47,872,000.00	7,213,527.87	188,655.86	0.00	0.00	7,402,183.73	40,658,472.13
C (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			180,853,000.03	53,573,009.25	12,914,537.12	210,424.21	0.00	0.00	13,124,961.33	40,658,472.13

Exchangeable Certificate Details
PEZ	12591VAJ0	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 26

	Additional Information
Total Available Distribution Amount (1)	13,641,548.31
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 26

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	594,255.66	Master Servicing Fee	1,107.28
Interest Reductions due to Nonrecoverability Determination	(69,527.55)	Certificate Administrator Fee	0.00
Interest Adjustments	0.00	Trustee Fee	525.89
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	62.61
ARD Interest	0.00	Operating Advisor Fee	68.11
Net Prepayment Interest Excess / (Shortfall)	0.00	CCRE Strip - Cantor Commercial Real Estate Lending, L.P.	215.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	524,728.11	Total Fees	1,978.89

Principal		Expenses/Reimbursements
Scheduled Principal	83,487.11	Reimbursement for Interest on Advances	(25,362.38)
Unscheduled Principal Collections		ASER Amount	(29,976.28)
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	(75,749.10)
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	12,831,050.01	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	(73,174.20)
Total Principal Collected	12,914,537.12	Total Expenses/Reimbursements	(204,261.96)

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	727,011.19
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	12,914,537.12
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	13,641,548.31
Total Funds Collected	13,439,265.23	Total Funds Distributed	13,439,265.24

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 26

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	150,255,286.96	150,255,286.96	Beginning Certificate Balance	150,255,286.96
(-) Scheduled Principal Collections	83,487.11	83,487.11	(-) Principal Distributions	12,914,537.12
(-) Unscheduled Principal Collections	12,831,050.01	12,831,050.01	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	137,340,749.84	137,340,749.84	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	150,982,882.55	150,982,882.55	Ending Certificate Balance	137,340,749.84
Ending Actual Collateral Balance	138,016,115.84	138,016,115.84

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	3,045,240.50	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	3,045,240.50	0.00	Net WAC Rate	4.73%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 26

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
7,499,999 or less	1	5,238,861.39	3.81%	(27)	5.0700	2.110000	1.249 or less	1	17,381,888.45	12.66%	(27)	4.8000	0.210000
7,500,000 to 14,999,999	0	0.00	0.00%	0	0.0000	0.000000	1.25 to 1.29	0	0.00	0.00%	0	0.0000	0.000000
15,000,000 to 24,999,999	1	17,381,888.45	12.66%	(27)	4.8000	0.210000	1.30 to 1.39	0	0.00	0.00%	0	0.0000	0.000000
25,000,000 to 49,999,999	0	0.00	0.00%	0	0.0000	0.000000	1.40 to 1.49	0	0.00	0.00%	0	0.0000	0.000000
50,000,000 to 74,999,999	0	0.00	0.00%	0	0.0000	0.000000	1.50 to 1.749	1	114,720,000.00	83.53%	(27)	4.7000	1.640000
75,000,000 or greater	1	114,720,000.00	83.53%	(27)	4.7000	1.640000	1.75 to 1.99	0	0.00	0.00%	0	0.0000	0.000000
Totals	3	137,340,749.84	100.00%	(27)	4.7268	1.476947	2.00 or greater	1	5,238,861.39	3.81%	(27)	5.0700	2.110000
							Totals	3	137,340,749.84	100.00%	(27)	4.7268	1.476947
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 26

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Florida	1	5,238,861.39	3.81%	(27)	5.0700	2.110000
							Mixed Use	1	17,381,888.45	12.66%	(27)	4.8000	0.210000
New York	2	132,101,888.45	96.19%	(27)	4.7132	1.451841
							Office	1	114,720,000.00	83.53%	(27)	4.7000	1.640000
Totals	3	137,340,749.84	100.00%	(27)	4.7268	1.476947
							Retail	1	5,238,861.39	3.81%	(27)	5.0700	2.110000

							Totals	3	137,340,749.84	100.00%	(27)	4.7268	1.476947

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 26

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.4999% or less	0	0.00	0.00%	0	0.0000	0.000000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.7499%	1	114,720,000.00	83.53%	(27)	4.7000	1.640000	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7500% to 4.9999%	1	17,381,888.45	12.66%	(27)	4.8000	0.210000	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0000% or greater	1	5,238,861.39	3.81%	(27)	5.0700	2.110000	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	3	137,340,749.84	100.00%	(27)	4.7268	1.476947	49 months or greater	3	137,340,749.84	100.00%	(27)	4.7268	1.476947
								Totals	3	137,340,749.84	100.00%	(27)	4.7268	1.476947
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 26

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	3	137,340,749.84	100.00%	(27)	4.7268	1.476947	Interest Only	1	114,720,000.00	83.53%	(27)	4.7000	1.640000
	61 to 84 months	0	0.00	0.00%	0	0.0000	0.000000	60 months or less	1	17,381,888.45	12.66%	(27)	4.8000	0.210000
	85 to 120 months	0	0.00	0.00%	0	0.0000	0.000000	61 to 84 months	0	0.00	0.00%	0	0.0000	0.000000
	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000	85 to 120 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	3	137,340,749.84	100.00%	(27)	4.7268	1.476947	121 months or greater	1	5,238,861.39	3.81%	(27)	5.0700	2.110000
								Totals	3	137,340,749.84	100.00%	(27)	4.7268	1.476947
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 26

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	12 months or less	1	114,720,000.00	83.53%	(27)	4.7000	1.640000			No outstanding loans in this group
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	2	22,620,749.84	16.47%	(27)	4.8625	0.650031
	Totals	3	137,340,749.84	100.00%	(27)	4.7268	1.476947
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 26

						Mortgage Loan Detail (Part 1)

						Interest						Original	Adjusted	Beginning	Ending	Paid
			Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	10085611	1	OF	New York	NY	Actual/360	4.700%	449,320.00	0.00	0.00	N/A	04/06/24	--	114,720,000.00	114,720,000.00	06/06/26
13	10085622	1	RT	Las Vegas	NV	Actual/360	4.950%	53,212.24	12,899,937.66	0.00	N/A	04/06/24	--	12,899,937.66	0.00	07/06/26
16	10085625	1	MU	New York	NY	Actual/360	4.800%	0.00	0.00	0.00	N/A	04/06/24	--	17,381,888.45	17,381,888.45	06/06/22
41	10085649	1	RT	Port Richey	FL	Actual/360	5.070%	22,195.87	14,599.46	0.00	N/A	04/05/24	--	5,253,460.85	5,238,861.39	11/05/25
Totals								524,728.11	12,914,537.12	0.00				150,255,286.96	137,340,749.84
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 26

					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent		Appraisal					Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	1	10,425,506.00	20,464,588.00	01/01/25	12/31/25	--	0.00	0.00	455,130.27	455,130.27	0.00	0.00
13	1	2,113,015.06	2,126,269.55	01/01/23	12/31/23	01/06/26	1,340,863.97	0.00	0.00	0.00	0.00	0.00
16	1	0.00	129,795.00	01/01/23	06/30/23	--	0.00	0.00	(205.69)	1,072,603.06	0.00	0.00
41	1	1,031,384.09	996,058.91	01/01/23	12/31/23	05/06/26	800,505.61	122,572.08	33,357.70	254,369.83	186.69	0.00
Totals		13,569,905.15	23,716,711.46				2,141,369.58	122,572.08	488,282.29	1,782,103.16	186.69	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 26

			Principal Prepayment Detail
				Unscheduled Principal	Prepayment Penalties
		Loan
Pros ID	Loan Number	Group	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
13	10085622	1	12,831,050.01	Partial Liquidation (Curtailment)	0.00	0.00
Totals			12,831,050.01		0.00	0.00
(1) Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.						Page 16 of 26

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More	Foreclosure			REO	Modifications			Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
07/10/26	0	0.00	0	0.00	0	0.00	0	0.00	3	22,620,749.84	0	0.00	1	12,831,050.01	0	0.00	4.726770%	4.712956%	(27)
06/12/26	0	0.00	0	0.00	0	0.00	0	0.00	3	35,535,286.96	0	0.00	0	0.00	0	0.00	4.745968%	4.730164%	(26)
05/12/26	0	0.00	0	0.00	0	0.00	0	0.00	3	35,615,915.36	0	0.00	0	0.00	0	0.00	4.746089%	4.730275%	(25)
04/10/26	0	0.00	0	0.00	0	0.00	0	0.00	3	35,698,725.46	0	0.00	0	0.00	0	0.00	4.746212%	4.730389%	(24)
03/12/26	0	0.00	0	0.00	0	0.00	0	0.00	3	35,778,657.26	0	0.00	0	0.00	0	0.00	4.746332%	4.730499%	(23)
02/12/26	0	0.00	0	0.00	0	0.00	0	0.00	2	30,554,625.51	0	0.00	1	91,861.63	0	0.00	4.746462%	4.730619%	(22)
01/12/26	0	0.00	0	0.00	0	0.00	0	0.00	2	30,711,768.42	0	0.00	0	0.00	0	0.00	4.746703%	4.730838%	(21)
12/12/25	0	0.00	0	0.00	0	0.00	0	0.00	2	30,776,772.62	0	0.00	0	0.00	0	0.00	4.797254%	4.778113%	(20)
11/13/25	0	0.00	0	0.00	0	0.00	0	0.00	2	30,843,344.01	0	0.00	0	0.00	0	0.00	4.797494%	4.778336%	(19)
10/10/25	0	0.00	0	0.00	0	0.00	0	0.00	2	30,907,789.75	0	0.00	0	0.00	0	0.00	4.797725%	4.778550%	(18)
09/12/25	0	0.00	0	0.00	0	0.00	0	0.00	2	30,973,822.91	0	0.00	0	0.00	0	0.00	4.797962%	4.778771%	(17)
08/12/25	0	0.00	0	0.00	0	0.00	0	0.00	2	31,037,714.84	0	0.00	1	1,920,000.00	0	0.00	4.798189%	4.778982%	(16)
(1) Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 17 of 26

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
1	10085611	06/06/26	0	5	455,130.27	455,130.27	878,690.00	114,720,000.00	03/21/24	4
16	10085625	06/06/22	48	5	(205.69)	1,072,603.06	3,796,829.05	17,943,629.68	07/08/20	7			04/11/24
41	10085649	11/05/25	7	5	33,357.70	254,369.83	1,183.19	5,352,486.16	08/05/24	7			02/16/26
Totals					488,282.29	1,782,103.16	4,676,702.24	138,016,115.84
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 26

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		137,340,750	0	114,720,000		22,620,750
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jul-26	137,340,750	114,720,000	0	0	0	22,620,750
Jun-26	150,255,287	0	114,720,000	0	0	35,535,287
May-26	150,335,915	0	0	114,720,000	0	35,615,915
Apr-26	150,418,725	0	0	0	114,720,000	35,698,725
Mar-26	150,498,657	0	0	0	114,720,000	35,778,657
Feb-26	150,585,893	0	0	0	120,031,268	30,554,626
Jan-26	150,756,584	114,720,000	0	0	5,324,816	30,711,768
Dec-25	178,422,791	142,307,713	0	0	5,338,305	30,776,773
Nov-25	178,608,403	142,412,573	0	0	5,352,486	30,843,344
Oct-25	178,786,735	142,513,091	0	0	5,365,855	30,907,790
Sep-25	178,970,828	142,617,085	0	0	5,379,920	30,973,823
Aug-25	179,147,598	27,996,714	0	0	120,113,170	31,037,715
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 19 of 26

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1	10085611	114,720,000.00	114,720,000.00	273,000,000.00	02/10/26	19,035,191.00	1.64000	12/31/25	04/06/24	I/O
13	10085622	0.00	-	15,960,000.00	02/11/25	2,123,393.55	1.45000	12/31/23	04/06/24	212
16	10085625	17,381,888.45	17,943,629.68	6,900,000.00	12/08/25	129,795.00	0.21000	06/30/23	04/06/24	(148)
41	10085649	5,238,861.39	5,352,486.16	5,300,000.00	01/04/26	932,358.91	2.11000	12/31/23	04/05/24	212
Totals		137,340,749.84	138,016,115.84	301,160,000.00		22,220,738.46

© 2021 Computershare. All rights reserved. Confidential.										Page 20 of 26

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
1	10085611	OF	NY	03/21/24	4
"	7/6/2026

7.2.2026: The borrower continues to perform in accordance with the terms of the Forbearance Agreement. Borrower has submitted timely notice to lender expressing intent to exercise their one-time, option to extend the

Forbearance period f or an additional 6 mos. For the avoidance of doubt, this borrower/loan shall remain in special servicing until paid off/refinanced. Last BOV received is from March-2026. An updated appraisal will be engaged later 3Q2026, in accordance with PSA. Forbearan ce Period: 4/6/2024. 1% of Default Interest paid monthly; 1% due upon Trigger; 2% Conditionally Waived.
"

13	10085622	RT	NV	04/19/24	7
Special Servicer comments are not available for this cycle.

16	10085625	MU	NY	07/08/20	7
"	7/6/2026

REO Title Date: April 11, 2024. Description of Collateral: The subject property consists of three commercial condominiums within a 35-story luxury residential condominium building known as The Element, which is located along the north sid e of West 59th Street, and the south side of West 60th Street between 10th and 11th Avenues within the Upper West Side neighborhood of Manhattan. The subject consists of a parking garage unit and retail/commercial unit fronting on

West 60th Street, along with amulti-level retail/commercial unit (Lot 1301) fronting on West 59th Street. The subject contains 12,520 square feet of multi-level retail/commercial space (31%) and 28,000 square feet of parking garage space (69%)

for a total net rentable area of 40 ,520 square feet on the ground floor, cellar and sub cellar levels. Deferred Maintenance/Repair Issues: Overall asset is in good condition. Leasing Summary: Currently marketing vacant retail spaces, evaluating several prospects.
41	10085649	RT	FL	08/05/24	7
"	7/6/2026

REO Title Date: February 16, 2026. Description of Collateral: The Piers is a single-story retail building that totals 91,000 SF and is in Port Richey, FL. Property was originally built in 1991 as a single-tenant Target and was renovated in 2012 to its current use. Ashley Furniture, which backfilled HHGregg, terminated its lease effective 3/20/2025. The Property is 71% occupied by one tenant.The Property is located across from the Gulf View Square Mall, an enclosed mall currently owned by NamdarGroup. Deferred Maintenance/Repair Issues: Property inspection (11/2025) noted the property to be in overall good condition with no DM items noted. Property was affected by Hurricane Milton (10/9/2024) and the damage has been repaired. Have enaged national roofer to complete a roof survey. Leasing Summary: Leasing Agent has been retained. There has been no new leasing to date. There is one vacant unit totaling 26k SF available for lease.

Marketing Summary:
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 21 of 26

					Modified Loan Detail
			Pre-Modification		Post-Modification				Modification	Modification
		Loan					Modification	Modification Booking	Closing	Effective
			Balance	Rate	Balance	Rate
Pros ID	Loan Number	Group					Code¹	Date	Date	Date
1	10085611	1	0.00	4.70000%	0.00	4.70000%	10	07/31/24	07/31/24	09/06/24
2	10085612	1	89,086,722.86	5.12200%	89,086,722.86	5.12200%	10	09/22/20	05/06/20	09/22/20
3	10085613	1	71,945,285.07	5.21650%	70,583,503.81	5.21650%	8	12/31/20	--	12/18/20
6	10085616	1	0.00	5.07300%	0.00	5.07300%	1	08/21/24	08/21/24	09/05/24
11	10085621	1	23,575,867.07	4.97000%	23,575,867.07	4.97000%	8	11/17/20	11/17/20	11/17/20
50	10085658	1	0.00	4.98000%	0.00	4.98000%	1	05/30/24	05/30/24	09/05/24
Totals			184,607,875.00		183,246,093.74
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction		8 - Other
2 - Amortization Change		6 - Capitalization on Interest		9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes		10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.										Page 22 of 26

					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
5	10085615	04/12/24	45,806,404.60	14,700,000.00	15,616,001.30	4,568,713.49	14,724,564.05	10,155,850.56	35,650,554.04	0.00	337,688.14	35,312,865.90	65.39%
27	10085636	06/12/24	10,716,406.92	19,000,000.00	12,710,372.18	1,106,148.68	11,822,555.60	10,716,406.92	0.00	0.00	0.00	0.00	0.00%
40	10085648	07/12/21	6,165,651.84	12,900,000.00	9,162,909.05	5,184,662.30	9,162,909.05	3,978,246.75	2,187,405.09	0.00	(15,755.50)	2,203,160.59	31.47%
49	10085657	01/12/17	3,578,579.50	5,800,000.00	3,605,904.65	68,450.93	3,605,904.65	3,537,453.72	41,125.78	0.00	0.00	41,125.78	1.00%
50	10085658	01/10/25	2,745,886.74	4,350,000.00	2,908,733.60	110,404.04	2,856,290.78	2,745,886.74	0.00	0.00	0.00	0.00	0.00%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			69,012,929.60	56,750,000.00	44,003,920.78	11,038,379.44	42,172,224.13	31,133,844.69	37,879,084.91	0.00	321,932.64	37,557,152.27

* Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.													Page 23 of 26

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	03/12/26	2,807,723.61	0.00	0.00	0.00	0.00	2,807,723.61	0.00	0.00	2,807,723.61
5	10085615	05/12/26	0.00	0.00	35,312,865.90	0.00	0.00	81.00	0.00	0.00	35,312,709.90
		04/10/26	0.00	0.00	35,312,784.90	0.00	0.00	187.77	0.00	0.00
		03/12/26	0.00	0.00	35,312,597.13	0.00	0.00	1,012.50	0.00	0.00
		02/12/26	0.00	0.00	35,311,584.63	0.00	0.00	214.00	0.00	0.00
		12/12/25	0.00	0.00	35,311,370.63	0.00	0.00	1,212.42	0.00	0.00
		09/12/25	0.00	0.00	35,310,158.21	0.00	0.00	81.00	0.00	0.00
		08/12/25	0.00	0.00	35,310,077.21	0.00	0.00	1,106.83	0.00	0.00
		04/11/25	0.00	0.00	35,308,970.38	0.00	0.00	4,252.17	0.00	0.00
		12/12/24	0.00	0.00	35,304,718.21	0.00	0.00	(345,991.83)	0.00	0.00
		04/12/24	0.00	0.00	35,650,554.04	0.00	0.00	35,650,554.04	0.00	0.00
27	10085636	06/12/24	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(1,601.77)	(1,601.77)
40	10085648	08/12/22	0.00	0.00	2,203,160.59	0.00	0.00	704.00	0.00	0.00	2,203,160.59
		10/13/21	0.00	0.00	2,202,456.59	0.00	0.00	10,813.50	0.00	0.00
		08/12/21	0.00	0.00	2,191,643.09	0.00	0.00	4,238.00	0.00	0.00
		07/12/21	0.00	0.00	2,187,405.09	0.00	0.00	2,187,405.09	0.00	0.00
49	10085657	01/12/17	0.00	0.00	41,125.78	0.00	0.00	41,125.78	0.00	0.00	41,125.78
50	10085658	01/10/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			2,807,723.61	0.00	37,557,152.27	0.00	0.00	40,364,719.88	0.00	(1,601.77)	40,363,118.11

© 2021 Computershare. All rights reserved. Confidential.											Page 24 of 26

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1	0.00	0.00	(796.67)	0.00	0.00	0.00	0.00	0.00	434.35	0.00	0.00	0.00
13	0.00	0.00	(79,668.13)	0.00	0.00	(33,351.74)	0.00	0.00	(25,796.73)	0.00	(73,174.20)	0.00
16	0.00	0.00	3,621.23	0.00	0.00	0.00	0.00	69,527.55	0.00	0.00	0.00	0.00
41	0.00	0.00	1,094.47	0.00	0.00	3,375.46	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	(75,749.10)	0.00	0.00	(29,976.28)	0.00	69,527.55	(25,362.38)	0.00	(73,174.20)	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		(134,734.41)

© 2021 Computershare. All rights reserved. Confidential.												Page 25 of 26

Supplemental Notes
None

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